Financial instruments by category	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial instruments by category
22.	Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this Note were selected based on their relevance.
The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.

The PagSeguro Group classifies its financial instruments into the following categories:

	2019	2018
Financial assets
Amortized cost:
Cash and cash equivalents	1,403,955	2,763,050
Accounts receivable	10,507,122	8,104,679
Other receivables	84,099	20,148
Judicial deposits	5,651	1,511
Investment	1,500	—
Fair value through other comprehensive income
Financial investments	1,349,666	—

	13,351,993	10,889,388

	2019	2018
Financial liabilities
Amortized cost:
Payables to third parties	5,326,290	4,324,198
Trade payables	256,281	165,246
Payables to related parties	22,187	30,797
Other payables	73,129	29,501
Fair value through profit or loss
Contingent consideration (included in other payables)	15,800	—

	5,693,687	4,549,742